Deconsolidation - Schedule of Net Assets (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)
Disposal of Fe-da Electronics and its subsidiaries [Member]
Schedule of Net Assets [Line Items]
Total current assets	¥ 3,583,579	$ 505,962
Total other assets	115,270	16,275
Total assets	3,698,849	522,237
Total current liabilities	301,464	42,563
Total net assets	3,397,385	479,674
Total consideration
Total gain loss on disposal	17,801,786	2,526,259
Disposal of Shenzhen Yiyou Online Technology Co., Ltd. (“YY Online”) [Member]
Schedule of Net Assets [Line Items]
Total current assets			¥ 216,613	$ 30,134
Total non-current assets			400,000	55,645
Total assets			616,613	85,779
Total liabilities			1,632,790	227,142
Total net assets			(1,016,177)	(141,363)
Total consideration			10	1
Total gain loss on disposal			¥ 1,416,187	$ 197,010
Disposal of Kashi Duodian Network Technology Co., Ltd. (“Kashi Duodian”) and its subsidiary Beijing Yujie Scholarship Education Consulting Co., Ltd. (Beijing Yujie) [Member]
Schedule of Net Assets [Line Items]
Total current assets	3,720,279	517,799
Total non-current assets	63,615,609	8,854,193
Total assets	67,335,888	9,371,922
Total liabilities	76,655,325	10,669,097
Total net assets	(9,319,437)	(1,297,105)
Total consideration	2,977,491	414,415
Total gain loss on disposal	12,296,928	1,711,520
Total dividends paid to holding	¥ 30,375,793	$ 4,227,785